Income taxes - Disclosure of Current and Deferred Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OTHER COMPREHENSIVE INCOME
Current taxes	$ 0	$ 0
Deferred taxes	(73)	(677)
Total income taxes (expense) recovery	(73)	(677)
DEFICIT
Current taxes	3	1
Deficit	(7)	30
Total income taxes (expense) recovery	$ (4)	$ 31